Deposits (Table)	12 Months Ended
Dec. 31, 2025
Deposits
Schedule of maturity distribution of time deposits
Maturity distribution of time deposits
2026	$180,921,509
2027	7,708,524
2028	11,873,196
2029	1,284,284
2030	20,724,994
Total time deposits	$222,512,507